Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]	Dec. 31, 2022
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	143,885	154,540	165,193
AB InBev SA/NV (paret company) [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	229	236	241
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	143,656	154,304	164,952

[1]	Amended to conform to the 2023 and 2024 presentations.